Shareholders' Equity and Equity Incentive Plan - Fair Value Assumptions (Details) - Market-Based Restricted Stock Units (MRSUs)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	44.99%
Expected volatility	47.62%
Risk-free interest rate	4.30%
Risk-free interest rate	5.07%
Expected dividends	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	1 year 5 months 23 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	4 years 3 days